Revenue - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-09-30
Revenue [Line Items]
Deferred revenue recognized		$ 157,681
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-09-30
Revenue [Line Items]
Deferred revenue recognized	$ 99,957
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-10-01
Revenue [Line Items]
Unsatisfied remaining performance obligations	$ 6,400,000
Remaining performance obligation, expected timing of recognized	3 years